First Trust Active Global Quality Income ETF (AGQI)
Portfolio of Investments
February 28, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 101.1%
	Aerospace & Defense — 4.0%
85,373	BAE Systems PLC (GBP)	$2,429,926
	Banks — 9.3%
33,662	Bank of America Corp.	1,677,377
19,254	BNP Paribas S.A. (EUR)	2,172,676
8,582	PNC Financial Services Group (The), Inc.	1,822,388
		5,672,441
	Beverages — 8.3%
18,430	Carlsberg A/S, Class B (DKK)	2,865,516
26,876	Coca-Cola (The) Co.	2,192,006
		5,057,522
	Capital Markets — 3.2%
6,162	CME Group, Inc.	1,968,759
	Electric Utilities — 3.7%
96,785	Iberdrola S.A. (EUR)	2,292,942
	Electrical Equipment — 3.6%
6,713	Schneider Electric SE (EUR)	2,194,807
	Health Care Equipment & Supplies — 1.6%
10,373	Medtronic PLC	1,013,027
	Household Durables — 2.3%
59,450	Sony Group Corp. (JPY)	1,386,843
	Household Products — 2.8%
10,246	Procter & Gamble (The) Co.	1,713,131
	Insurance — 3.3%
183,510	AIA Group Ltd. (HKD)	2,036,029
	Interactive Media & Services — 3.6%
7,032	Alphabet, Inc., Class C	2,189,976
	Machinery — 2.7%
32,015	Daimler Truck Holding AG (EUR)	1,627,779
	Media — 2.1%
14,184	Publicis Groupe S.A. (EUR)	1,264,025
	Metals & Mining — 3.4%
21,029	Rio Tinto PLC (GBP)	2,078,726
	Oil, Gas & Consumable Fuels — 4.3%
14,237	Chevron Corp.	2,658,902
	Pharmaceuticals — 8.8%
6,414	AstraZeneca PLC (GBP)	1,343,428
8,761	Johnson & Johnson	2,176,495
3,958	Roche Holding AG (CHF)	1,889,297
		5,409,220
	Professional Services — 2.2%
38,807	RELX PLC (GBP)	1,351,391
Shares	Description	Value

	Semiconductors & Semiconductor Equipment — 10.8%
49,463	Taiwan Semiconductor Manufacturing Co., Ltd. (TWD)	$3,161,664
7,590	Texas Instruments, Inc.	1,609,915
6,600	Tokyo Electron Ltd. (JPY)	1,859,994
		6,631,573
	Software — 4.0%
4,433	Microsoft Corp.	1,741,016
4,862	Oracle Corp.	706,935
		2,447,951
	Specialty Retail — 2.7%
4,303	Home Depot (The), Inc.	1,638,238
	Technology Hardware, Storage & Peripherals — 5.3%
32,500	Samsung Electronics Co., Ltd. (Preference Shares) (KRW)	3,248,870
	Textiles, Apparel & Luxury Goods — 5.7%
9,879	Cie Financiere Richemont S.A., Class A (CHF)	2,020,515
23,538	NIKE, Inc., Class B	1,463,593
		3,484,108
	Tobacco — 3.4%
32,854	British American Tobacco PLC (GBP)	2,054,399
	Total Common Stocks	61,850,585
	(Cost $48,405,780)
MONEY MARKET FUNDS — 0.3%
194,075	Dreyfus Government Cash Management Fund, Institutional Shares - 3.55% (b)	194,075
	(Cost $194,075)

	Total Investments — 101.4%	62,044,660
	(Cost $48,599,855)
	Net Other Assets and Liabilities — (1.4)%	(868,406)
	Net Assets — 100.0%	$61,176,254

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Rate shown reflects yield as of February 28, 2026.

First Trust Active Global Quality Income ETF (AGQI)
Portfolio of Investments (Continued)
February 28, 2026 (Unaudited)
Abbreviations throughout the Portfolio of Investments:
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
KRW	– South Korean Won
TWD	– New Taiwan Dollar
USD	– United States Dollar

Country Allocation†	% of Net Assets
United States	38.8%
United Kingdom	15.1
France	9.2
Switzerland	6.4
South Korea	5.3
Japan	5.3
Taiwan	5.2
Denmark	4.7
Spain	3.7
Hong Kong	3.3
Germany	2.7
Ireland	1.7
Total Investments	101.4
Net Other Assets and Liabilities	(1.4)
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation.

Currency Exposure Diversification	% of Total Investments
USD	39.9%
EUR	15.4
GBP	14.9
CHF	6.3
KRW	5.3
JPY	5.2
TWD	5.1
DKK	4.6
HKD	3.3
Total	100.0%

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of February 28, 2026 is as follows:

	Total Value at 2/28/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$61,850,585	$61,850,585	$—	$—
Money Market Funds	194,075	194,075	—	—
Total Investments	$62,044,660	$62,044,660	$—	$—

*	See Portfolio of Investments for industry breakout.